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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Variable Portfolio - Government Money Market Fund, March 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 9.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party Royal Bank of Canada
dated 03/29/2019, matures 04/01/2019,
repurchase price $20,004,262 (collateralized by U.S. Treasury Securities, Total Market Value $20,400,029)
	2.550%	20,000,000	20,000,000
Tri-party TD Securities (USA) LLC
dated 03/29/2019, matures 04/01/2019,
repurchase price $20,004,262 (collateralized by U.S. Treasury Securities, Total Market Value $20,400,084)
	2.550%	20,000,000	20,000,000
Total Repurchase Agreements (Cost $40,000,000)			40,000,000

U.S. Government & Agency Obligations 80.8%

Federal Agricultural Mortgage Corp.
07/29/2019	2.510%	6,000,000	6,000,000
Federal Agricultural Mortgage Corp. Discount Notes
05/21/2019	2.420%	11,000,000	10,961,549
Federal Farm Credit Banks Discount Notes
04/04/2019	2.000%	12,000,000	11,996,050
04/08/2019	2.180%	5,000,000	4,997,013
04/09/2019	2.190%	10,000,000	9,993,417
05/06/2019	2.380%	8,000,000	7,980,267
11/06/2019	2.750%	5,700,000	5,698,274
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.040% 07/15/2019	2.440%	7,000,000	7,000,000
Federal Home Loan Banks Discount Notes
04/01/2019	1.520%	6,000,000	5,999,250
04/02/2019	1.820%	8,000,000	7,998,407
04/03/2019	1.940%	12,000,000	11,996,820
04/05/2019	2.070%	9,000,000	8,996,422
04/08/2019	2.190%	6,000,000	5,996,400
04/09/2019	2.200%	10,000,000	9,993,361
04/10/2019	2.220%	11,000,000	10,991,984
04/11/2019	2.250%	5,000,000	4,996,000
04/12/2019	2.270%	13,000,000	12,988,710
04/15/2019	2.300%	13,000,000	12,986,076
04/16/2019	2.300%	6,000,000	5,993,214
04/24/2019	2.360%	12,000,000	11,979,903
04/26/2019	2.360%	25,000,000	24,954,775
05/01/2019	2.370%	12,000,000	11,974,293
05/03/2019	2.370%	8,000,000	7,981,867
05/06/2019	2.400%	7,000,000	6,982,553
05/15/2019	2.410%	8,500,000	8,473,716
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
05/22/2019	2.420%	15,000,000	14,946,558
Federal Home Loan Mortgage Corp. Discount Notes
04/17/2019	2.300%	12,000,000	11,985,660
05/07/2019	2.360%	5,000,000	4,987,413
05/20/2019	2.400%	10,000,000	9,965,858
06/04/2019	2.430%	7,000,000	6,968,943
Federal National Mortgage Association(a)
SOFR + 0.120% 07/30/2019	2.550%	5,000,000	5,000,000
Federal National Mortgage Association Discount Notes
04/10/2019	2.200%	11,000,000	10,992,051
04/22/2019	2.310%	8,000,000	7,987,861
05/15/2019	2.380%	10,000,000	9,969,397
06/19/2019	2.440%	8,000,000	7,956,440
Tennessee Valley Authority Discount Notes
04/02/2019	1.810%	8,000,000	7,998,410
Total U.S. Government & Agency Obligations (Cost $334,668,912)			334,668,912

U.S. Treasury Obligations 6.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.720% 04/30/2019	2.495%	6,000,000	6,000,153
3-month U.S. Treasury index + 0.048% 10/31/2019	2.473%	7,500,000	7,500,726
3-month U.S. Treasury index + 0.045% 10/31/2020	2.470%	10,000,000	9,986,408
3-month U.S. Treasury index + 0.115% 01/31/2021	2.540%	5,000,000	4,997,455
Total U.S. Treasury Obligations (Cost $28,484,742)			28,484,742

Total Investments in Securities (Cost: $403,153,654)	403,153,654
Other Assets & Liabilities, Net	10,860,289
Net Assets	414,013,943
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of March 31, 2019.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Government Money Market Fund, March 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	40,000,000	—	40,000,000
U.S. Government & Agency Obligations	—	334,668,912	—	334,668,912
U.S. Treasury Obligations	—	28,484,742	—	28,484,742
Total Investments in Securities	—	403,153,654	—	403,153,654
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2019

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2019